Stock Options Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Years	Sep. 30, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period	2,643,307
Options granted	370,650
Options exercised	(109,790)
Options forfeited	(162,927)
Options outstanding at end of period	2,741,240
Options exercisable	1,732,382
Options outstanding, weighted average exercise price at beginning of period	$ 19.97	$ 20.16
Options granted, weighted average exercise price	$ 16.84
Options exercised, weighted average exercise price	$ 14.84
Options forfeited, weighted average exercise price	$ 19.43
Options outstanding, weighted average exercise price at beginning of period	$ 19.97	$ 20.16
Options exercisable, weighted average exercise price	$ 20.79
Options outstanding, weighted average remaining contractual term	5
Options exercisable, weighted average remaining contractual term	3
Options outstanding, aggregate intrinsic value	$ 344
Options exercisable, aggregate intrinsic value	$ 85